Goodwill and intangible assets - Schedule of Identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 707,634	$ 185,635
Acquisitions	380,330	603,520
PPA adj	53,890	217
Impairment charge	(11,392)	(23,659)
Transferred to Assets held for sale	(46,163)	(21,414)
Year-to-date Amortization	(68,648)	(36,665)
Foreign Exchange	(5,643)
Balance at end of period	1,010,008	707,634
Vermont CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	(5,720)
Eureka
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	(5,672)	(23,659)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	536,287	182,969
Acquisitions	362,106	424,830
PPA adj	53,890	(505)
Impairment charge	(11,392)	(23,659)
Transferred to Assets held for sale	(45,719)	(20,785)
Year-to-date Amortization	(52,824)	(26,563)
Foreign Exchange	(5,364)
Balance at end of period	836,984	536,287
Licenses | Vermont CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	(5,720)
Trade names.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	137,403	1,921
Acquisitions	11,156	143,480
PPA adj		767
Transferred to Assets held for sale	(444)	(629)
Year-to-date Amortization	(9,925)	(8,136)
Foreign Exchange	(201)
Balance at end of period	137,989	137,403
Service agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	9,936
Acquisitions		10,340
Year-to-date Amortization	(653)	(404)
Balance at end of period	9,283	9,936
Intellectual property and know-how
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions	3,134
Year-to-date Amortization	(581)
Foreign Exchange	(37)
Balance at end of period	2,516
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	24,008	745
Acquisitions	3,434	24,870
PPA adj		(45)
Year-to-date Amortization	(4,601)	(1,562)
Foreign Exchange	(41)
Balance at end of period	22,800	$ 24,008
Customer List
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions	500
Year-to-date Amortization	(64)
Balance at end of period	$ 436